Financial Instruments - Disclosure Details Of Mutual Fund Allocation (Parenthetical) (Details)	Dec. 31, 2022
Foreign Investments [Member] | Vinci Monalisa FIM Credito Privado IE [Member] | BRAZIL
Disclosure Details Of Mutual Fund Allocation [Line Items]
Percentage of net asset value	40.00%